Warrant Derivative	12 Months Ended
Dec. 31, 2022
Warrant Derivative
Warrant Derivative

6.Warrant Derivative

In May 2013, the Company issued to Franco Nevada Company (“Franco”) 200,000 share purchase warrants (“Franco Warrants”) for gross proceeds of $350,000. The Franco Warrants are exercisable into 200,000 common shares of the Company at C$12.30 per warrant. The Franco Warrants contain a mandatory conversion feature which requires Franco to exercise 100% of the outstanding warrants if, at any time, the volume weighted average trading price of Perpetua Resources’ common shares is equal to or greater than C$32.30 for a period of 30 consecutive trading days. The Franco Warrants expire on May 9, 2023.

The exercise price of the Franco Warrants is denominated in Canadian Dollars; however, the functional currency of the Company is the U.S. Dollar. As a result of this difference in currencies, the proceeds that will be received by the Company are not fixed and will vary based on foreign exchange rates and the warrants are a derivative and are required to be recognized and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as a gain or loss in the Consolidated Statements of Operations. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the warrants.

A reconciliation of the change in fair values of the derivative is below:

Fair Value of
Warrant Derivative
Balance, December 31, 2020	$874,864
Change in fair value of warrant derivative	(774,094)
Balance, December 31, 2021	$100,770
Change in fair value of warrant derivative	(99,038)
Balance, December 31, 2022	$1,732

The fair value of the warrants was calculated using the Black-Scholes valuation model. As of December 31, 2022 and 2021, the inputs used in the Black-Scholes valuation model are:

	Years ended
	December 31,	December 31,
	2022	2021
Share price	C$3.95	C$5.65
Exercise price	C$12.30	C$12.30
Expected term (in years)	0.4	1.4
Expected share price volatility	82%	72%
Annual rate of quarterly dividends	0%	0%
Risk-free interest rate	4.0%	1.0%